Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Disclosure of trade and other payables	The following table summarises trade and other payables as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Trade accounts payable	2,716	2,669
Accrued customer marketing costs	1,424	1,376
Accrued deposits	400	392
Accrued compensation and benefits	492	500
Accrued taxes(A)	656	389
Other accrued expenses	497	460
Total trade and other payables	6,185	5,786
(A)This line item includes a payable of €287 million as at 31 December 2025 (31 December 2024: €61 million)
related to the Spanish VAT matter. Refer to Note 25 for further details.

Disclosure of financial liabilities that are part of supplier finance arrangements	The following tables provide an overview of the carrying amount of the liabilities part of a supplier financing arrangement as well as the range of common payment due dates:

	Year ended 31 December
	2025	2024
	€ million	€ million
Carrying amount of liabilities that are part of supplier financing arrangements
Presented within trade accounts payable	689	764
of which suppliers have received payment	614	596

Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements

Year ended 31 December
	2025	2024
	Days after	Days after
Range of payment due dates
Liabilities that are part of an arrangement	60 - 135	45 - 135
Comparable liabilities that are not part of an arrangement	0 - 135	0 - 135